SHORT-TERM BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SHORT-TERM BORROWINGS
Loan borrowed		¥ 18,956	¥ 29,970	$ 4,221
Loan One | Shanghai Pudong Development Bank Co., Ltd
SHORT-TERM BORROWINGS
Loan borrowed		¥ 18,956
Lender name		Shanghai Pudong Development Bank Co., Ltd
Loan term		6 months
Interest rate		3.40%			3.40%
Collateral value		¥ 34,823			$ 5,000
Loan Two | China Merchant Bank Co Ltd
SHORT-TERM BORROWINGS
Loan borrowed	¥ 29,970
Lender name	China Merchants Bank
Loan term	6 months
Interest rate	3.40%